Financial risk management - Additional Information (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Disclosure of Financial Risk Management [Line Items]
Percentage of forecast net sales	20.00%
Non-cancellable purchase commitments related to raw materials, manufacturing agreements and other goods and services	$ 5,700,000
Other purchase commitments	0
Manufacturing Service Agreement
Disclosure of Financial Risk Management [Line Items]
Minimum financial commitment reduction amount	7,400,000
Minimum financial commitment reduction amount on lease component	1,500,000
Minimum financial commitment reduction amount on non lease component	5,900,000
Lonza Bioscience Singapore Pte. Ltd | Manufacturing Service Agreement
Disclosure of Financial Risk Management [Line Items]
Minimum remaining financial commitment of non-lease component on exercise of option to extend non-cancellable term	12,700,000
Minimum financial commitment of lease component on exercise of option to extend non-cancellable term	$ 2,500,000
Interest Rate Risk
Disclosure of Financial Risk Management [Line Items]
Effect on profit from change in interest rates	10.00%	10.00%
Liquidity Risk
Disclosure of Financial Risk Management [Line Items]
Non interest bearing financial liabilities maturity period	6 months	6 months
USD | Currency Risk
Disclosure of Financial Risk Management [Line Items]
Percentage of cash held	68.00%	67.00%
AUD | Currency Risk
Disclosure of Financial Risk Management [Line Items]
Percentage of cash held	31.00%	33.00%
Other Currency | Currency Risk
Disclosure of Financial Risk Management [Line Items]
Percentage of cash held	1.00%